                    U.S SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

-------------------------------------------------------------------------------
1.  Name and address of issuer:         SBSF Funds, Inc.
                                        45 Rockefeller Plaza
                                        New York, New York 10111


-------------------------------------------------------------------------------
2.  Name of each series or class of funds for which this notice is filed:

                        SBSF Fund
                        SBSF Convertible Securities Fund
                        SBSF Capital Growth Fund
                        SBSF Money Market Fund

-------------------------------------------------------------------------------
3.  Investment Company Act File Number: 811-03792


    Securities Act File Number: 2-84920


-------------------------------------------------------------------------------
4.  Last day of fiscal year for which this notice is filed:

                         November 30, 1995

-------------------------------------------------------------------------------
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                         Not Applicable


-------------------------------------------------------------------------------
6. Date of termination of issuer's declaration under rule 24f-2(a)(1). If applicable (see Instruction A.6):

                         Not Applicable

-------------------------------------------------------------------------------
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the begininng of the fiscal year:
                         None


-------------------------------------------------------------------------------
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                         None

-------------------------------------------------------------------------------
9. Number and aggregate sale price of securities sold during the fiscal year:

               Number:                  44,978,515
               Aggregate sale price:   $ 66,198,993

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

               Number:                  44,978,515
               Aggregate Sale Price:   $66,198,993

-------------------------------------------------------------------------------
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

               Number:                   2,218,160
               Aggregate Sale Price:   $12,847,249

-------------------------------------------------------------------------------
12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
        fiscal year in reliance on rule 24f-2 (from Item 10):   $   66,198,993
                                                                 --------------

   (ii) Aggregate price of shares issued in connection with
        dividend reinvestment plans (from Item 11, if
        applicable):                                            +   12,847,249
                                                                 --------------

  (iii) Aggregate price of shares redeemed or repurchased
        during the fiscal year (if applicable):                 -  (96,796,557)
                                                                 --------------

   (iv) Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing fees
        pursuant to rule 24e-2 (if applicable):                 +            0
                                                                 --------------

    (v) Net aggregate price of securities sold and issued
        during the fiscal year in reliance on rule 24f-2
        [line (i), plus line (ii), less line (iii), plus line
        (iv)] (if applicable):                                     (17,750,315)
                                                                 --------------
   (vi) Multiplier prescribed by Section 6(b) of the Securities
        Act of 1933 or other applicable law or regulation (see
        Instruction C.6):                                      x   0.000344828
                                                                 --------------

  (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:          $0.00
                                                                 --------------

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

-------------------------------------------------------------------------------
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
    Procedures (17 CFR 202.3a).                                            [ ]
                                Not Applicable

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                Not Applicable


-------------------------------------------------------------------------------
                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)            Scott A. Englehart
                                  -----------------------------------
                                    Assistant Secretary
                                  -----------------------------------

Date    January 19, 1996
    ----------------------

                     [MORRISON & FOERSTER LLP LETTERHEAD]


                               January 26, 1996


SBSF Funds, Inc.
45 Rockefeller Plaza
New York, NY 10111

        Re: Issuance of 47,196,675 Shares of SBSF Funds, Inc.

Ladies and Gentlemen:

        SBSF Funds, Inc. (d/b/a Key Mutual Funds) (the "Company") has requested our opinion in connection with the issuance by the Company of 47,196,675 capital shares of the Company, aggregating the issuance of four separate series (the "Stock") during the period December 1, 1994 through November 30, 1995, inclusive ("Fiscal 1995"). We understand that a copy of this opinion will be provided to the Securities and Exchange Commission pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940, as amended.

        We have examined documents relating to the organization of the Company and the authorization and issuance of shares of the Company. We have also examined a certificate of the Assistant Secretary of the Company, dated January 19, 1996, relating to the number of shares of the Company issued by the Company during Fiscal 1995.

        Based upon and subject to the foregoing and in reliance upon the opinion of Piper & Marbury LLP of January 26, 1996, we are of the opinion that:

        The issuance of the Stock by the Company has been duly and validly authorized by all appropriate corporate action and, assuming delivery by sale or in accord with the Company's dividend reinvestment plan was in accordance with the description set forth in the Company's current prospectus under the Securities Act of 1933, the Stock has been duly authorized and is validly issued, fully paid and nonassessable.

        We consent to the submission of a copy of this opinion to the Securities and Exchange Commission in connection with the filing of the Company's Rule 24f-2 Notice for Fiscal 1995, as contemplated in Rule 24f-2(b)(1) under the Investment Company Act of 1940, as amended.

        The opinion given above is subject to the condition that the Company shall have complied with the provisions of any applicable laws, regulations and permits of any state or foreign country in which any of the Stock was sold or was issued in accord with the Company's dividend reinvestment plan.

                                        Very truly yours,


                                        /s/ Morrison & Foerster LLP

                                        MORRISON & FOERSTER LLP